UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
PAS Core Income Fund of FundsSM
Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

1.860892.100

PCI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 99.5%
	Shares	Value
Intermediate-Term Bond Funds - 96.0%
Fidelity Investment Grade Bond Fund (a)	12,195,197	$ 85,244,424
Fidelity Total Bond Fund (a)	16,517,321	168,311,499
Metropolitan West Total Return Bond Fund Class M	9,069,634	87,249,878
PIMCO Mortgage-Backed Securities Fund Administrative Class	1,634,781	17,622,941
PIMCO Total Return Fund Administrative Class	22,772,053	245,255,014
TCW Total Return Bond Fund N Class	2,407,016	23,781,318
Western Asset Core Plus Bond Portfolio	10,002,997	98,429,491
TOTAL INTERMEDIATE-TERM BOND FUNDS		725,894,565

	Shares	Value
Long Government Bond Funds - 2.8%
Eaton Vance National Municipals Fund Class A	291,183	$ 3,138,952
Fidelity Municipal Income Fund (a)	1,484,891	18,472,043
TOTAL LONG GOVERNMENT BOND FUNDS		21,610,995
Specialty Funds - 0.7%
Fidelity Real Estate Income Fund (a)	539,855	5,382,350
TOTAL FIXED-INCOME FUNDS (Cost $760,629,267)		752,887,910
Short-Term Funds - 0.5%

Fidelity Ultra-Short Bond Fund (a) (Cost $4,266,753)	450,402	3,733,832
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $764,896,020)		$ 756,621,742
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Funds	Income Earned
Fidelity Investment Grade Bond Fund	$ 952,481
Fidelity Municipal Income Fund	189,187
Fidelity Real Estate Income Fund	62,757
Fidelity Total Bond Fund	2,001,177
Fidelity Ultra-Short Bond Fund	31,573
$ 3,237,175
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Investment Grade Bond Fund	$ 93,224,500	$ 8,320,297	$ 14,023,842	$ 85,244,424
Fidelity Municipal Income Fund	10,000,000	10,800,685	2,905,969	18,472,043
Fidelity Real Estate Income Fund	11,069,085	77,175	5,484,473	5,382,350
Fidelity Total Bond Fund	169,946,963	14,631,718	13,265,677	168,311,499
Fidelity Ultra-Short Bond Fund	7,238,730	31,573	3,291,515	3,733,832
Total	$ 291,479,278	$ 33,861,448	$ 38,971,476	$ 281,144,148
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 756,621,742	$ 756,621,742	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $764,897,533. Net unrealized depreciation aggregated $8,275,791, of which $4,697,895 related to appreciated investment securities and $12,973,686 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
PAS Income Opportunities Fund of FundsSM
Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

1.860890.100

PIO-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
Bank Loan Funds - 3.0%
Eaton Vance Floating-Rate Fund - Advisers Class	729,680	$ 6,552,528
Fidelity Floating Rate High Income Fund (a)	711,195	6,713,680
TOTAL BANK LOAN FUNDS		13,266,208
High Yield Bond Funds - 97.0%
BlackRock High Yield Bond Portfolio Investor A Class	3,498,475	26,273,549
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	2,358,489	22,311,304
Fidelity Capital & Income Fund (a)	15,011,590	128,799,439
Fidelity High Income Fund (a)	4,130,329	35,438,223
Goldman Sachs High Yield Fund Class A	3,581,161	26,608,028

	Shares	Value
MainStay High Yield Corporate Bond Fund Class A	4,322,115	$ 25,716,587
PIMCO High Yield Fund Administrative Class	5,989,429	56,180,842
T. Rowe Price High Yield Fund Advisor Class	16,073,960	104,962,961
TOTAL HIGH YIELD BOND FUNDS		426,290,933
TOTAL FIXED-INCOME FUNDS (Cost $457,069,554)		439,557,141
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $457,069,554)		$ 439,557,141
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Funds	Income Earned

Fidelity Advisor High Income Advantage Fund Institutional Class	$ 344,909
Fidelity Capital & Income Fund	1,880,786
Fidelity Floating Rate High Income Fund	74,573
Fidelity High Income Fund	591,918
$ 2,892,186
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period

Fidelity Advisor High Income Advantage Fund Institutional Class	$ 19,451,328	$ 2,076,396	$ 2,303	$ 22,311,304
Fidelity Capital & Income Fund	112,654,248	11,923,410	13,358	128,799,439
Fidelity Floating Rate High Income Fund	5,902,850	594,019	691	6,713,680
Fidelity High Income Fund	31,128,500	3,362,297	3,685	35,438,223
Total	$ 169,136,926	$ 17,956,122	$ 20,037	$ 193,262,646
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 439,557,141	$ 439,557,141	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $457,069,759. Net unrealized depreciation aggregated $17,512,618, of which $1,176,080 related to appreciated investment securities and $18,688,698 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
PAS International Fund of Funds®
Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

1.832124.102

FOI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Emerging Markets Equity Funds - 1.1%
GMO Emerging Countries Fund Class M	482,535	$ 7,657,827
iShares MSCI Emerging Markets Index ETF	300	45,351
SSgA Emerging Markets Fund	42	1,234
TOTAL EMERGING MARKETS EQUITY FUNDS		7,704,412
Foreign Large Blend Funds - 40.3%
Fidelity Canada Fund (a)	65,272	4,307,923
Fidelity International Discovery Fund (a)	1,584,239	64,827,079
GE Institutional International Equity Fund Service Class	1,574,805	28,929,159
Henderson International Opportunities Fund Class A	996,157	25,033,428
iShares MSCI EAFE Index ETF	208,200	15,989,760
Julius Baer International Equity Fund II Class A	991,169	16,453,403
Manning & Napier Fund, Inc. World Opportunities Series Class A	2,496,067	24,536,334
MFS Research International Fund Class A	2,549,224	49,276,496
SSgA International Stock Selection Fund Institutional Class	547,480	7,604,494
Thornburg International Value Fund Class A	564,293	17,651,098
UMB Scout International Fund	718,297	27,065,416
TOTAL FOREIGN LARGE BLEND FUNDS		281,674,590
Foreign Large Growth Funds - 17.0%
AIM International Growth Fund Class A	786,348	24,070,108
Fidelity Diversified International Fund (a)	1,748,296	68,078,628
T. Rowe Price International Stock Fund Advisor Class	119,546	1,977,295
William Blair International Growth Fund Class N	877,125	24,577,043
TOTAL FOREIGN LARGE GROWTH FUNDS		118,703,074
Foreign Large Value Funds - 36.8%
Causeway International Value Fund Investor Class	3,316,515	54,457,176
Goldman Sachs Structured International Equity Fund Class A	2,399,625	33,282,792
Harbor International Fund Investor Class	433,309	31,206,906
MFS International Value Fund Class A	671,831	20,309,437
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	4,245,669	79,521,374
Oakmark International Fund Class I	45	867
Quant Foreign Value Fund Ordinary Shares	980,257	19,458,108
T. Rowe Price International Growth & Income Fund Advisor Class	1,106,182	18,959,964
TOTAL FOREIGN LARGE VALUE FUNDS		257,196,624

	Shares	Value
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund Class A	51	$ 1,254
Neuberger Berman International Fund Trust Class	359	8,249
TOTAL FOREIGN SMALL MID GROWTH FUNDS		9,503
Foreign Small Mid Value Funds - 0.0%
Artisan International Value Fund Investor Class	38	954
Third Avenue International Value Fund	47	911
TOTAL FOREIGN SMALL MID VALUE FUNDS		1,865
International Equity Funds - 3.7%
BlackRock Pacific Fund, Inc. Investor Class A	375,447	10,422,396
Fidelity Japan Fund (a)	503,873	7,376,700
Fidelity Japan Smaller Companies Fund (a)	589,398	6,123,842
Henderson European Focus Fund Class A	30	1,026
iShares MSCI Japan Index ETF	3,500	47,425
SPDR Russell/Nomura Small Cap Japan ETF	44,900	2,042,950
TOTAL INTERNATIONAL EQUITY FUNDS		26,014,339
Pacific Asia ex-Japan Stock Funds - 0.0%
Matthews Pacific Tiger Fund Class I	10,946	277,926
Specialty Funds - 1.1%
ING International Real Estate Fund Class A	642,488	7,510,681
SPDR DJ Wilshire International Real Estate ETF	800	43,520
TOTAL SPECIALTY FUNDS		7,554,201
World Stock Funds - 0.0%
Wintergreen Fund	7,001	95,076
TOTAL EQUITY FUNDS (Cost $705,518,435)		699,231,610
Short-Term Funds - 0.0%

Fidelity Select Money Market Portfolio (a) (Cost $361)	361	361
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $705,518,796)		$ 699,231,971
Security Type Abbreviation
ETF - Exchange Traded Fund
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Income Earned
Fidelity Select Money Market Portfolio	$ 361
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Canada Fund	$ 2,311,959	$ 1,514,710	$ -	$ 4,307,923
Fidelity Diversified International Fund	50,022,750	13,786,402	103,456	68,078,628
Fidelity International Discovery Fund	50,998,317	10,490,404	68,755	64,827,079
Fidelity Japan Fund	-	6,823,101	-	7,376,700
Fidelity Japan Smaller Companies Fund	5,852,719	-	-	6,123,842
Fidelity Select Money Market Portfolio	-	806,918	806,589	361
Total	$ 109,185,745	$ 33,421,535	$ 978,800	$ 150,714,533
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 699,231,971	$ 699,231,971	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $705,518,853. Net unrealized depreciation aggregated $6,286,882, of which $25,228,733 related to appreciated investment securities and $31,515,615 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
PAS International Fidelity Fund of Funds®
Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

1.850085.101

PAI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Emerging Markets Equity Funds - 1.5%
Fidelity Emerging Markets Fund	255,121	$ 8,396,016
Foreign Large Blend Funds - 52.7%
Fidelity Advisor Diversified International Fund Institutional Class	2,181,689	47,626,280
Fidelity Advisor Overseas Fund Institutional Class	1,504,501	35,039,836
Fidelity Canada Fund	74,536	4,919,408
Fidelity International Discovery Fund	2,488,218	101,817,892
Fidelity Overseas Fund	1,124,340	51,337,360
Spartan International Index Fund Investor Class	1,398,085	64,479,690
TOTAL FOREIGN LARGE BLEND FUNDS		305,220,466
Foreign Large Growth Funds - 25.1%
Fidelity Aggressive International Fund	2,781,218	41,301,082
Fidelity Diversified International Fund	2,669,264	103,941,126
TOTAL FOREIGN LARGE GROWTH FUNDS		145,242,208

	Shares	Value
Foreign Large Value Funds - 14.9%
Fidelity International Value Fund	7,697,077	$ 86,361,204
Foreign Small Mid Growth Funds - 1.0%
Fidelity International Small Cap Opportunities Fund	410,644	5,781,872
International Equity Funds - 3.6%
Fidelity Japan Fund	1,045,069	15,299,805
Fidelity Japan Smaller Companies Fund	546,732	5,680,544
TOTAL INTERNATIONAL EQUITY FUNDS		20,980,349
Specialty Funds - 1.2%
Fidelity International Real Estate Fund	537,386	6,685,081
TOTAL EQUITY FUNDS (Cost $594,509,189)		578,667,196
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $594,509,189)		$ 578,667,196
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 578,667,196	$ 578,667,196	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $594,509,189. Net unrealized depreciation aggregated $15,841,993, of which $10,370,197 related to appreciated investment securities and $26,212,190 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
PAS Small Cap Fund of Funds®
Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

1.832121.102

FOF-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Small Blend Funds - 31.4%
AIM Trimark Small Companies Fund Class A	601,208	$ 7,851,781
CRM Small Cap Value Fund Investor Class	176	3,664
Hennessy Cornerstone Growth II Fund	172	3,501
ICM Small Company Portfolio Institutional Class	88	2,965
ING Small Company Fund Class A	205,742	2,734,309
Keeley Small Cap Value Fund Class A	493,191	15,081,783
Laudus Rosenberg U.S. Discovery Fund Investor Class	1,054,353	19,041,624
Managers Special Equity Fund Managers Class	36	2,160
Natixis Vaughan Nelson Small Cap Value Fund Class A	18,446	424,251
Neuberger Berman Genesis Fund Trust Class	61	3,199
Oppenheimer Main Street Small Cap Fund Class A	1,758,499	34,237,982
Perritt MicroCap Opportunities Fund	413,044	10,396,327
ProFunds Ultra Small Cap Fund Investor Class	215,670	5,592,315
Royce Micro-Cap Fund Service Class	164	2,518
RS Partners Fund Class A	726,886	23,107,717
T. Rowe Price Small-Cap Value Fund	401,176	14,863,560
Wasatch Small Cap Value Fund	665	2,342
TOTAL SMALL BLEND FUNDS		133,351,998
Small Growth Funds - 41.0%
Alger Small Cap Growth Institutional Fund Class I (a)	296,792	7,737,375
Baron Growth Fund	162,948	8,122,969
Baron Small Cap Fund	894,807	19,963,142
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	563,487	12,402,345
Brazos Micro Cap Portfolio Class N	132,205	2,472,234
Buffalo Small Cap Fund	882,245	20,344,564
Champlain Small Company Fund Advisor Class	835,042	11,064,300
Franklin Small Cap Growth Fund II Class A	364	3,508
Harbor Small Cap Growth Fund Investor Class	423	4,982
ING SmallCap Opportunities Fund Class A (a)	132,684	4,520,532
iShares Russell 2000 Growth Index ETF	152,700	12,328,998
Lord Abbett Small Cap Blend Fund Class A	751,076	12,535,462
Munder Micro-Cap Equity Fund Class A	89	2,912
Oberweis Emerging Growth Fund	106	2,190
Old Mutual Copper Rock Emerging Growth Portfolio Class A	221,212	2,446,604

	Shares	Value
Royce Value Plus Fund Service Class	1,411,430	$ 19,421,270
RS Emerging Growth Fund Class A (a)	297,136	11,011,869
RS Smaller Co. Growth Fund Class A	378,418	6,921,264
Turner Small Cap Growth Fund Class I (a)	270,389	8,392,868
Wasatch Core Growth Fund	74	2,379
Wasatch Small Cap Growth Fund	75	2,405
Wasatch Ultra Growth Fund	109	2,344
William Blair Small Cap Growth Fund Class N	682,433	14,447,107
Winslow Green Growth Fund Investor Class	279	5,421
TOTAL SMALL GROWTH FUNDS		174,159,044
Small Value Funds - 11.7%
Allianz NFJ Small-Cap Value Fund Admin Class	80	2,499
American Beacon Small Cap Value Fund PlanAhead Class	419,361	7,489,786
HighMark Small Cap Value Fund Class A	377,068	4,532,363
iShares Russell 2000 Value Index ETF	178,500	12,544,980
Northern Small Cap Value Fund (a)	524,374	7,493,298
Perritt Emerging Opportunities Fund	221,003	2,565,847
Royce Opportunity Fund Service Class	1,004,689	10,689,895
Westcore Small Cap Value Fund	378,758	4,586,757
TOTAL SMALL VALUE FUNDS		49,905,425
Foreign Small Mid Growth Funds - 1.4%
Fidelity International Small Cap Opportunities Fund (b)	413,611	5,823,649
Mid-Cap Blend Funds - 5.4%
Hennessy Cornerstone Growth Fund	573	8,071
Kinetics Small Cap Opportunities Fund	82	2,242
Westport Select Cap Fund Class R	966,354	23,095,860
TOTAL MID-CAP BLEND FUNDS		23,106,173
Mid-Cap Growth Funds - 3.2%
FBR Focus Fund	262,630	13,533,305
Specialty Funds - 5.9%
FBR Small Cap Financial Fund	246,938	3,780,624
Fidelity Advisor Real Estate Fund Institutional Class (b)	625,517	11,421,939
John Hancock Regional Bank Class A	293,508	5,694,059
RS Technology Fund Class A	248,736	4,076,778
TOTAL SPECIALTY FUNDS		24,973,400
TOTAL EQUITY FUNDS (Cost $441,716,291)		424,852,994
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I (b) (Cost $3,187)	3,187	$ 3,187
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $441,719,478)		$ 424,856,181
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income earned
Fidelity Advisor Real Estate Fund Institutional Class	$ 15,604
Fidelity Institutional Money Market Portfolio Class I	3,187
$ 18,791
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 7,087,385	$ 3,330,575	$ -	$ 11,421,939
Fidelity International Small Cap Opportunities Fund	5,687,157	-	-	5,823,649
Total	$ 12,774,542	$ 3,330,575	$ -	$ 17,245,588
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 424,856,181	$ 424,856,181	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $441,722,702. Net unrealized depreciation aggregated $16,866,521, of which $15,562,033 related to appreciated investment securities and $32,428,554 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
PAS U.S. Opportunity Fund of Funds®
Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

1.850087.101

FOU-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 25.5%
American Century Fundamental Equity Fund Investor Class	393,361	$ 5,530,658
Evergreen Enhanced S&P 500 Fund Class A	120	1,888
Fidelity Fund (b)	209,858	7,976,696
Fidelity Growth & Income Portfolio (b)	171,607	4,285,034
Fidelity Select Consumer Staples Portfolio (b)	257,209	16,795,754
Fidelity Select Industrial Equipment Portfolio (b)	290,341	9,947,086
Fidelity Tax Managed Stock Fund (b)	64,903	1,015,739
Janus Contrarian Fund	409,993	7,584,872
JPMorgan U.S. Large Cap Core Plus Fund Select Class	1,518,346	30,867,976
RS Core Equity Fund Class A	188,777	8,170,258
The Hartford Capital Appreciation Fund Class A	288,075	11,537,400
TOTAL LARGE BLEND FUNDS		103,713,361
Large Growth Funds - 11.4%
Fidelity Growth Company Fund (b)	21,617	1,764,843
Ivy Capital Appreciation Fund Class A	270,431	2,850,339
Janus Fund	229,762	7,196,144
Janus Research Fund	269,191	8,204,952
John Hancock US Global Leaders Growth Fund Class A	180,121	4,994,746
Legg Mason Growth Trust, Inc. Financial Intermediary Class	46,197	1,433,033
Marsico 21st Century Fund	266,375	4,317,932
Natixis CGM Advisor Targeted Equity Fund Class A	328,215	4,112,528
Spectra Fund Class N (a)	660,063	7,260,692
The Hartford Growth Opportunities Fund Class A	143,983	4,366,992
TOTAL LARGE GROWTH FUNDS		46,502,201
Large Value Funds - 23.1%
1st Source Monogram Income Equity Fund	533,624	8,143,102
Allianz NFJ Dividend Value Fund Class D	105	1,696
American Beacon Large Cap Value Fund Plan Ahead Class	551,958	11,751,196
Artisan Opportunistic Value Fund Investor Shares	38,757	410,049
Aston Value Fund Class N	364,380	4,704,152
BlackRock Equity Dividend Fund Investor A Class	693,113	13,723,633
Columbia Value and Restructuring Fund	178,829	10,711,830
Eaton Vance Large-Cap Value Fund Class A	415,188	9,275,300
Evergreen Disciplined Value Fund Class A	269,021	4,083,739
Fidelity Equity-Income II Fund (b)	137,485	2,946,295

	Shares	Value
Goldman Sachs Growth & Income Fund Institutional Class	131,664	$ 3,446,975
Goldman Sachs Large Cap Value Fund Institutional Class (a)	434,496	6,017,766
Harbor Large Cap Value Fund Administrative Class	832,129	7,772,086
John Hancock Classic Value Fund Class A	149,510	2,976,754
Pioneer Cullen Value Fund Class A	388,992	8,032,687
TOTAL LARGE VALUE FUNDS		93,997,260
Mid-Cap Blend Funds - 4.0%
American Century Mid Cap Value Fund Investor Class	126,530	1,433,580
Aston/Optimum Mid Cap Fund Class N	295,152	8,704,018
Fidelity Leveraged Company Stock Fund (b)	92,377	3,247,990
Kinetics Small Cap Opportunities Fund	99,034	2,696,688
TOTAL MID-CAP BLEND FUNDS		16,082,276
Mid-Cap Growth Funds - 5.7%
Baron iOpportunity Fund (a)	237,556	3,007,459
BlackRock US Opportunities Fund Investor A Class (a)	140,338	5,085,834
Fidelity Select Environmental Portfolio (b)	213,894	4,111,034
Janus Orion Fund	185,378	2,437,719
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	161,146	5,153,447
Munder Mid-Cap Core Growth Fund Class A	54,154	1,570,468
Neuberger Berman Mid Cap Growth Fund Trust Class	119,556	1,898,542
TOTAL MID-CAP GROWTH FUNDS		23,264,503
Mid-Cap Value Funds - 7.7%
Delafield Fund, Inc.	6,266	157,911
Fidelity Select Chemicals Portfolio (b)	80,209	7,305,471
Janus Mid Capital Value Fund - Investor Shares	517,083	12,037,691
JPMorgan Value Advantage Fund Select Class	634,728	11,659,946
TOTAL MID-CAP VALUE FUNDS		31,161,019
Small Blend Funds - 2.0%
Natixis Vaughan Nelson Small Cap Value Fund Class A	178,581	4,107,373
Royce Value Fund Service Class	347,184	4,131,495
TOTAL SMALL BLEND FUNDS		8,238,868
Small Growth Funds - 1.1%
Champlain Small Company Fund Advisor Class	4,318	57,208
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Janus Triton Fund	272,566	$ 3,668,738
Wells Fargo Advantage Small Cap Growth Fund Administrator Class	50,993	606,816
TOTAL SMALL GROWTH FUNDS		4,332,762
Small Value Funds - 1.6%
Aston/River Road Small Cap Value Class N	1,157	14,648
Northern Small Cap Value Fund (a)	454,598	6,496,198
Paradigm Value Fund	3,789	184,771
TOTAL SMALL VALUE FUNDS		6,695,617
Specialty Funds - 17.9%
Fidelity Real Estate Investment Portfolio (b)	192,419	5,501,254
Fidelity Select Banking Portfolio (b)	162,996	3,527,239
Fidelity Select Brokerage & Investment Management Portfolio (b)	17,362	1,021,755
Fidelity Select Computers Portfolio (a)(b)	110,166	5,037,877
Fidelity Select Energy Services Portfolio (b)	35,262	3,855,171

	Shares	Value
Fidelity Select Financial Services Portfolio (b)	25,333	$ 2,073,761
Fidelity Select Materials Portfolio (b)	79,939	5,072,125
Fidelity Select Medical Equipment & Systems Portfolio (b)	320,383	7,804,526
Fidelity Select Natural Resources Portfolio (b)	238,039	10,459,418
Fidelity Select Pharmaceuticals Portfolio (b)	392,023	4,049,596
Fidelity Select Software & Computer Services Portfolio (a)(b)	51,572	4,012,822
Fidelity Select Technology Portfolio (a)(b)	48,447	3,744,465
Fidelity Select Utilities Growth Portfolio (b)	63,686	3,990,574
Fidelity Select Wireless Portfolio (b)	162,872	1,281,806
MFS Utilities Fund Class A	585,378	11,450,002
TOTAL SPECIALTY FUNDS		72,882,391
TOTAL EQUITY FUNDS (Cost $384,277,068)		406,870,258
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $384,277,068)		$ 406,870,258
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Funds	Income earned
Fidelity Equity-Income Fund	$ 23,492
Fidelity Equity-Income II Fund	12,321
Fidelity Fund	23,015
Fidelity Growth & Income Fund	11,980
Fidelity Select Banking	13,361
Fidelity Select Brokerage & Investment	45,186
Fidelity Select Chemicals Portfolio	9,615
Fidelity Select Consumer Staples Portfolio	8,741
Fidelity Select Energy Services Portfolio	200,517
Fidelity Select Financial Services Portfolio	4,802
Fidelity Select Industrial Equipment	159,776
Fidelity Select Medical Equipment & Systems	238,938
Fidelity Select Natural Resources Portfolio	115,191
Fidelity Select Pharmaceuticals Portfolio	31,116
Total	$ 898,051
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Disciplined Equity Fund	$ 1,243,253	$ -	$ 1,219,645	$ -
Fidelity Equity-Income Fund	1,391,826	23,492	1,431,427	-
Fidelity Equity-Income II Fund	-	2,708,035	-	2,946,295
Fidelity Fund	1,934,447	5,351,262	-	7,976,696
Fidelity Growth & Income Portfolio	-	4,373,071	-	4,285,034
Fidelity Growth Company Fund	-	1,622,649	-	1,764,843
Fidelity Leveraged Company Stock Fund	2,795,341	-	-	3,247,990
Fidelity Real Estate Investment Portfolio	-	4,710,503	-	5,501,254
Fidelity Select Banking Portfolio	2,122,528	1,545,543	-	3,527,239
Fidelity Select Brokerage & Investment Management Portfolio	985,808	45,186	-	1,021,755
Fidelity Select Chemicals Portfolio	3,531,834	4,916,656	2,409,757	7,305,471
Fidelity Select Computers Portfolio	2,998,636	740,796	-	5,037,877
Fidelity Select Consumer Staples Portfolio	6,410,498	9,778,272	-	16,795,754
Fidelity Select Defense & Aerospace Portfolio	1,830,866	-	1,779,307	-
Fidelity Select Energy Services Portfolio	4,642,967	200,517	1,859,093	3,855,171
Fidelity Select Environmental Portfolio	573,888	3,032,678	-	4,111,034
Fidelity Select Financial Services Portfolio	2,131,197	4,802	-	2,073,761
Fidelity Select Industrial Equipment Portfolio	3,836,971	5,445,901	-	9,947,086
Fidelity Select Materials Portfolio	3,948,377	6,008,378	5,229,877	5,072,125
Fidelity Select Medical Equipment & Systems Portfolio	2,962,257	4,577,352	-	7,804,526
Fidelity Select Natural Resources Portfolio	2,304,920	6,538,571	-	10,459,418
Fidelity Select Pharmaceuticals Portfolio	4,091,735	31,116	-	4,049,596
Fidelity Select Software & Computer Services Portfolio	2,101,359	666,717	-	4,012,822
Fidelity Select Technology Portfolio	1,268,778	1,305,664	-	3,744,465
Fidelity Select Utilities Growth Portfolio	1,554,437	2,063,906	-	3,990,574
Fidelity Select Wireless Portfolio	2,782,459	-	1,588,956	1,281,806
Fidelity Tax Managed Stock Fund	1,817,296	-	854,933	1,015,739
Total	$ 59,261,678	$ 65,691,067	$ 16,372,995	$ 120,828,331
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 406,870,258	$ 406,870,258	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $384,277,067. Net unrealized appreciation aggregated $22,593,191, of which $28,794,303 related to appreciated investment securities and $6,201,112 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
PAS U.S. Opportunity Fidelity Fund of Funds®
Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

1.850086.101

PAO-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 35.8%
Fidelity Advisor Cyclical Industries Fund Institutional Class	342,320	$ 8,479,256
Fidelity Blue Chip Value Fund	2,444,620	33,784,644
Fidelity Growth & Income Portfolio	1,355,194	33,839,207
Fidelity Select Consumer Staples Portfolio	473,845	30,942,097
Fidelity Select Industrial Equipment Portfolio	352,215	12,066,902
Spartan U.S. Equity Index Fund Investor Class	674,217	33,481,608
TOTAL LARGE BLEND FUNDS		152,593,714
Large Growth Funds - 2.1%
Fidelity Select Leisure Portfolio	101,752	7,168,437
Fidelity Select Retailing Portfolio	44,244	1,752,489
TOTAL LARGE GROWTH FUNDS		8,920,926
Large Value Funds - 15.9%
Fidelity Equity-Income Fund	657,307	33,825,003
Fidelity Equity-Income II Fund	1,587,293	34,015,678
TOTAL LARGE VALUE FUNDS		67,840,681
Mid-Cap Blend Funds - 2.6%
Fidelity Select Construction & Housing Portfolio	240,660	8,300,360
Fidelity Select Transportation Portfolio	56,409	2,617,356
TOTAL MID-CAP BLEND FUNDS		10,917,716

	Shares	Value
Mid-Cap Growth Funds - 2.6%
Fidelity Select IT Services Portfolio	650,946	$ 11,267,884
Mid-Cap Value Funds - 1.9%
Fidelity Select Automotive Portfolio	33,374	1,184,125
Fidelity Select Chemicals Portfolio	76,351	6,954,074
TOTAL MID-CAP VALUE FUNDS		8,138,199
Specialty Funds - 39.1%
Fidelity Advisor Real Estate Fund Institutional Class	380,317	6,944,582
Fidelity Advisor Utilities Fund Institutional Class	43,905	996,195
Fidelity Select Banking Portfolio	806,138	17,444,827
Fidelity Select Insurance Portfolio	261,444	13,312,717
Fidelity Select Medical Equipment & Systems Portfolio	1,061,403	25,855,777
Fidelity Select Natural Gas Portfolio	453,696	24,585,808
Fidelity Select Pharmaceuticals Portfolio	1,351,825	13,964,349
Fidelity Select Software & Computer Services Portfolio (a)	427,071	33,230,397
Fidelity Utilities Fund	1,522,581	30,010,070
TOTAL SPECIALTY FUNDS		166,344,722
TOTAL EQUITY FUNDS (Cost $422,675,083)		426,023,842
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $422,675,083)		$ 426,023,842
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 426,023,842	$ 426,023,842	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $422,675,081. Net unrealized appreciation aggregated $3,348,761, of which $13,714,123 related to appreciated investment securities and $10,365,362 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 30, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	July 30, 2008